INCOME TAXES - Changes in valuation allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
INCOME TAXES
Balance at beginning of the year	$ 27,336	$ 10,037	$ 6,116
Additions	11,592	17,299	3,921
Balance at end of the year	$ 38,928	$ 27,336	$ 10,037